STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, MidCap Stock Portfolio

September 30, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.7%
Adient PLC	17,440	[a]	483,960
Dana Inc.	5,380		61,493
Fox Factory Holding Corp.	865	[a]	68,404
Harley-Davidson Inc.	10,640		371,123
The Goodyear Tire & Rubber Company	36,270	[a,b]	365,964
Thor Industries Inc.	6,660	[b]	466,067
Visteon Corp.	2,865	[a]	303,862
			2,120,873
Banks - 7.9%
Associated Banc-Corp	72,350		1,452,788
Bank OZK	14,615		578,169
Cathay General Bancorp	40,220		1,546,861
East West Bancorp Inc.	14,955		1,004,079
Essent Group Ltd.	4,710		164,238
Hancock Whitney Corp.	24,075		1,102,876
MGIC Investment Corp.	24,520		314,346
PacWest Bancorp	31,070		702,182
Popular Inc.	2,130		153,488
Synovus Financial Corp.	29,585		1,109,733
UMB Financial Corp.	15,220		1,282,894
Washington Federal Inc.	24,600		737,508
			10,149,162
Capital Goods - 11.9%
A.O. Smith Corp.	9,745		473,412
Acuity Brands Inc.	4,155		654,288
AECOM	18,410		1,258,692
Allison Transmission Holdings Inc.	3,205		108,201
Armstrong World Industries Inc.	5,115		405,261
Builders FirstSource Inc.	8,660	[a]	510,247
Crane Holdings Co.	6,705		586,956
Curtiss-Wright Corp.	4,780		665,185
Dycom Industries Inc.	5,750	[a]	549,297
EMCOR Group Inc.	12,125		1,400,195
Esab Corp.	3,260		108,754
GATX Corp.	1,595		135,814
Hubbell Inc.	2,120		472,760
ITT Inc.	5,250		343,035
Kennametal Inc.	34,570		711,451
Lincoln Electric Holdings Inc.	5,115		643,058

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Capital Goods - 11.9% (continued)
Nordson Corp.	4,045		858,632
nVent Electric PLC	37,565		1,187,430
Owens Corning	3,810		299,504
Parker-Hannifin Corp.	1,185		287,137
Simpson Manufacturing Co.	7,975		625,240
Sunrun Inc.	4,555	[a]	125,672
Terex Corp.	12,295		365,653
Textron Inc.	10,080		587,261
The Timken Company	8,080		477,043
Trex Co.	8,740	[a]	384,036
Univar Solutions Inc.	6,230	[a]	141,670
Watts Water Technologies Inc., Cl. A	3,960		497,891
Westinghouse Air Brake Technologies Corp.	5,005		407,157
			15,270,932
Commercial & Professional Services - 2.7%
ASGN Inc.	6,300	[a]	569,331
CACI International Inc., Cl. A	3,405	[a]	888,909
FTI Consulting Inc.	1,725	[a]	285,850
Insperity Inc.	5,185		529,337
Science Applications International Corp.	1,740		153,868
Tetra Tech Inc.	6,460		830,304
The Brink's Company	4,460		216,042
			3,473,641
Consumer Durables & Apparel - 4.1%
Brunswick Corp.	7,325		479,421
Capri Holdings Ltd.	10,900	[a]	418,996
Columbia Sportswear Co.	3,325		223,773
Crocs Inc.	5,045	[a]	346,390
Mattel Inc.	34,530	[a]	653,998
NVR Inc.	65	[a]	259,160
PVH Corp.	4,270		191,296
Ralph Lauren Corp.	4,185		355,432
Skechers USA Inc., CI. A	3,560	[a]	112,923
Tapestry Inc.	13,030		370,443
Taylor Morrison Home Corp.	7,260	[a]	169,303
Tempur Sealy International Inc.	22,240		536,874
Toll Brothers Inc.	6,360		267,120
TopBuild Corp.	2,785	[a]	458,912
Under Armour Inc., Cl. A	47,975	[a]	319,034
Whirlpool Corp.	790		106,500
			5,269,575
Consumer Services - 4.4%
Boyd Gaming Corp.	11,025		525,341

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Consumer Services - 4.4% (continued)
Choice Hotels International Inc.	1,410		154,423
Churchill Downs Inc.	855	[a]	157,448
Graham Holdings Co., Cl. B	290		156,014
Grand Canyon Education Inc.	8,420	[a]	692,545
H&R Block Inc.	10,775		458,368
Light & Wonder Inc.	5,460	[a]	234,125
Marriott Vacations Worldwide Corp.	6,960		848,146
MGM Resorts International	8,065		239,692
Service Corp. International	16,290		940,585
Texas Roadhouse Inc.	6,640		579,406
The Wendy's Company	6,540		122,233
Wyndham Hotels & Resorts Inc.	8,170		501,229
			5,609,555
Diversified Financials - 2.4%
Affiliated Managers Group Inc.	635		71,025
Bread Financial Holdings Inc.	9,010		283,364
Federated Hermes Inc.	9,530		315,634
Janus Henderson Group PLC	21,920		445,195
Jefferies Financial Group Inc.	470		13,865
Navient Corp.	16,525		242,752
Rithm Capital Corp.	28,275	[c]	206,973
SEI Investments Co.	10,875		533,419
Stifel Financial Corp.	16,370		849,767
Voya Financial Inc.	2,495		150,948
			3,112,942
Energy - 4.9%
Antero Resources Corp.	2,005	[a]	61,213
ChampionX Corp.	7,075		138,458
Devon Energy Corp.	15,045		904,656
Diamondback Energy Inc.	2,455		295,729
EQT Corp.	18,665		760,599
Equitrans Midstream Corp.	16,325		122,111
Halliburton Co.	5,395		132,825
Marathon Oil Corp.	22,925		517,646
Murphy Oil Corp.	28,570		1,004,807
Phillips 66	3,220		259,918
Range Resources Corp.	23,535		594,494
Targa Resources Corp.	25,280		1,525,395
			6,317,851
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings Inc.	13,925	[a]	1,013,879
Casey's General Stores Inc.	3,105		628,825
Performance Food Group Co.	18,185	[a]	781,046
Sprouts Farmers Market Inc.	16,850	[a]	467,587

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Food & Staples Retailing - 2.3% (continued)
The Kroger Company	2,895		126,656
			3,017,993
Food, Beverage & Tobacco - 1.2%
Coca-Cola Consolidated Inc.	645		265,566
Darling Ingredients Inc.	12,855	[a]	850,358
Freshpet Inc.	5,890	[a]	295,030
The Hershey Company	795		175,274
			1,586,228
Health Care Equipment & Services - 7.2%
ABIOMED Inc.	405	[a]	99,492
Acadia Healthcare Co.	9,180	[a]	717,692
Amedisys Inc.	3,710	[a]	359,091
Chemed Corp.	2,675		1,167,798
Enovis Corp.	8,320	[a]	383,302
Envista Holdings Corp.	10,290	[a]	337,615
Globus Medical Inc., Cl. A	6,850	[a]	408,054
Haemonetics Corp.	3,580	[a]	265,027
Henry Schein Inc.	1,845	[a]	121,346
Integra LifeSciences Holdings Corp.	15,700	[a]	665,052
LivaNova PLC	8,410	[a]	426,976
Masimo Corp.	1,220	[a]	172,215
Molina Healthcare Inc.	2,315	[a]	763,580
Option Care Health Inc.	19,705	[a]	620,116
Patterson Companies Inc.	6,090		146,282
Progyny Inc.	2,155	[a]	79,864
QuidelOrtho Corp.	1,590	[a]	113,653
Shockwave Medical Inc.	2,650	[a]	736,885
STAAR Surgical Co.	7,700	[a]	543,235
Tandem Diabetes Care Inc.	9,530	[a]	456,010
Teleflex Inc.	1,690		340,467
Tenet Healthcare Corp.	7,500	[a]	386,850
			9,310,602
Household & Personal Products - .5%
BellRing Brands Inc.	4,505	[a]	92,848
Church & Dwight Co.	1,515		108,232
Coty Inc., Cl. A	11,310	[a]	71,479
Nu Skin Enterprises Inc., Cl. A	11,430		381,419
			653,978
Insurance - 4.0%
Axis Capital Holdings Ltd.	6,960		342,084
Brighthouse Financial Inc.	2,780	[a]	120,708
Brown & Brown Inc.	1,815		109,771
CNO Financial Group Inc.	32,315		580,701
Everest Re Group Ltd.	1,890		496,012

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Insurance - 4.0% (continued)
First American Financial Corp.	8,805		405,910
Kinsale Capital Group Inc.	1,030		263,083
Loews Corp.	9,025		449,806
Old Republic International Corp.	16,800		351,624
Primerica Inc.	5,540		683,913
The Hanover Insurance Group Inc.	2,970		380,576
The Hartford Financial Services Group Inc.	8,295		513,792
W.R. Berkley Corp.	2,360		152,409
Willis Towers Watson PLC	1,480		297,391
			5,147,780
Materials - 7.4%
Alcoa Corp.	20,170		678,922
Ashland Inc.	9,470		899,366
Avient Corp.	8,290		251,187
Cabot Corp.	4,835		308,908
Celanese Corp.	4,840		437,246
CF Industries Holdings Inc.	7,760		746,900
Cleveland-Cliffs Inc.	29,475	[a,b]	397,028
Commercial Metals Co.	17,965		637,398
Eagle Materials Inc.	9,330		999,989
Greif Inc., Cl. A	7,970		474,773
Huntsman Corp.	11,485		281,842
Ingevity Corp.	8,035	[a]	487,162
Louisiana-Pacific Corp.	1,495		76,529
LyondellBasell Industries NV, Cl. A	1,725		129,858
MP Materials Corp.	3,480	[a]	95,004
Olin Corp.	10,770		461,818
Reliance Steel & Aluminum Co.	3,165		552,008
Steel Dynamics Inc.	6,270		444,856
The Chemours Company	14,970		369,010
The Mosaic Company	3,510		169,638
United States Steel Corp.	19,915	[b]	360,860
Westlake Corp.	3,120		271,066
			9,531,368
Media & Entertainment - 2.5%
Cable One Inc.	115	[b]	98,101
John Wiley & Sons Inc., Cl. A	10,225		384,051
Live Nation Entertainment Inc.	990	[a]	75,280
News Corp., Cl. A	24,150		364,906
Playtika Holding Corp.	8,415	[a,b]	79,017
TEGNA Inc.	13,810		285,591
The Interpublic Group of Companies	16,855		431,488
The New York Times Company, Cl. A	10,530		302,737

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Media & Entertainment - 2.5% (continued)
TripAdvisor Inc.	9,075	[a]	200,376
Twitter Inc.	8,520	[a]	373,517
World Wrestling Entertainment Inc., Cl. A	6,820	[b]	478,559
Ziff Davis Inc.	1,495	[a]	102,378
			3,176,001
Pharmaceuticals Biotechnology & Life Sciences - 3.2%
Bio-Techne Corp.	1,340		380,560
Bruker Corp.	8,795		466,663
Exelixis Inc.	41,440	[a]	649,779
Halozyme Therapeutics Inc.	8,970	[a,b]	354,674
Incyte Corp.	1,165	[a]	77,636
Medpace Holdings Inc.	4,155	[a]	653,041
QIAGEN NV	7,195	[a]	297,010
Sarepta Therapeutics Inc.	3,285	[a]	363,124
Sotera Health Co.	7,675	[a]	52,344
Syneos Health Inc.	14,935	[a]	704,185
United Therapeutics Corp.	500	[a]	104,690
			4,103,706
Real Estate - 9.7%
Brixmor Property Group Inc.	41,690	[c]	770,014
Camden Property Trust	2,815	[c]	336,252
Corporate Office Properties Trust	2,850	[c]	66,206
Douglas Emmett Inc.	37,315	[c]	669,058
EastGroup Properties Inc.	7,105	[c]	1,025,536
EPR Properties	10,085	[c]	361,648
Extra Space Storage Inc.	3,210	[c]	554,399
Federal Realty Investment Trust	5,695	[c]	513,233
First Industrial Realty Trust Inc.	25,965	[c]	1,163,492
Highwoods Properties Inc.	15,885	[c]	428,260
Jones Lang LaSalle Inc.	1,275	[a]	192,614
Kilroy Realty Corp.	10,225	[c]	430,575
Lamar Advertising Co., Cl. A	2,730	[c]	225,198
Mid-America Apartment Communities Inc.	6,570	[c]	1,018,810
National Retail Properties Inc.	37,200	[c]	1,482,792
National Storage Affiliates Trust	11,460	[c]	476,507
Omega Healthcare Investors Inc.	12,910	[c]	380,716
Pebblebrook Hotel Trust	5,180	[c]	75,162
Rayonier Inc.	14,455	[c]	433,216
Regency Centers Corp.	9,365	[c]	504,305
STORE Capital Corp.	44,015	[c]	1,378,990
			12,486,983

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Retailing - 3.4%
AutoNation Inc.	2,970	[a]	302,554
Bath & Body Works Inc.	2,985		97,311
Dick's Sporting Goods Inc.	4,600	[b]	481,344
GameStop Corp., Cl. A	13,520	[a,b]	339,758
Macy's Inc.	24,685		386,814
Murphy USA Inc.	2,755		757,377
Nordstrom Inc.	15,275		255,551
RH	555	[a,b]	136,569
Ulta Beauty Inc.	1,275	[a]	511,517
Victoria's Secret & Co.	7,345	[a]	213,886
Williams-Sonoma Inc.	7,135		840,860
			4,323,541
Semiconductors & Semiconductor Equipment - 3.8%
Allegro MicroSystems Inc.	10,355	[a]	226,257
Enphase Energy Inc.	2,300	[a]	638,181
Lattice Semiconductor Corp.	18,780	[a]	924,164
MACOM Technology Solutions Holdings Inc.	8,475	[a]	438,920
MKS Instruments Inc.	6,455		533,441
Power Integrations Inc.	7,605		489,154
Semtech Corp.	16,980	[a]	499,382
Silicon Laboratories Inc.	2,710	[a]	334,522
SiTime Corp.	2,265	[a]	178,323
Synaptics Inc.	2,655	[a]	262,872
Teradyne Inc.	3,230		242,735
Universal Display Corp.	620		58,497
Wolfspeed Inc.	580	[a]	59,949
			4,886,397
Software & Services - 4.3%
ACI Worldwide Inc.	4,395	[a]	91,856
Commvault Systems Inc.	3,925	[a]	208,182
Concentrix Corp.	2,580		288,005
Datadog Inc., Cl. A	1,160	[a]	102,985
Elastic NV	3,860	[a,b]	276,916
Euronet Worldwide Inc.	4,975	[a]	376,906
Fair Isaac Corp.	1,400	[a]	576,814
Five9 Inc.	2,995	[a]	224,565
Gartner Inc.	455	[a]	125,894
Genpact Ltd.	5,090		222,789
HubSpot Inc.	1,105	[a]	298,483
Manhattan Associates Inc.	5,570	[a]	740,977
MongoDB Inc.	970	[a]	192,603
Okta Inc.	2,910	[a]	165,492
Pegasystems Inc.	6,035	[b]	193,965

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Software & Services - 4.3% (continued)
Qualys Inc.	1,845	[a]	257,175
Teradata Corp.	12,055	[a]	374,428
The Trade Desk Inc., Cl. A	1,375	[a]	82,156
The Western Union Company	10,845	[b]	146,408
Twilio Inc., Cl. A	3,330	[a]	230,236
Zscaler Inc.	1,850	[a,b]	304,084
			5,480,919
Technology Hardware & Equipment - 2.8%
Belden Inc.	5,430		325,909
Calix Inc.	8,160	[a]	498,902
IPG Photonics Corp.	5,005	[a]	422,172
Jabil Inc.	2,585		149,180
Littelfuse Inc.	3,290		653,690
Lumentum Holdings Inc.	7,705	[a]	528,332
Pure Storage Inc., Cl. A	8,020	[a]	219,507
Vishay Intertechnology Inc.	29,595		526,495
Vontier Corp.	14,225		237,700
			3,561,887
Telecommunication Services - .6%
Iridium Communications Inc.	13,800	[a]	612,306
Lumen Technologies Inc.	29,640		215,779
			828,085
Transportation - 2.6%
Avis Budget Group Inc.	2,680	[a]	397,873
GXO Logistics Inc.	10,090	[a]	353,755
Kirby Corp.	5,740	[a]	348,820
Knight-Swift Transportation Holdings Inc.	8,590		420,309
Landstar System Inc.	3,030		437,441
Old Dominion Freight Line Inc.	1,635		406,739
Ryder System Inc.	2,910		219,676
Saia Inc.	3,075	[a]	584,250
XPO Logistics Inc.	2,725	[a]	121,317
			3,290,180
Utilities - 3.9%
Black Hills Corp.	16,060		1,087,744
Hawaiian Electric Industries Inc.	25,430		881,404
IDACORP Inc.	11,105		1,099,506
New Jersey Resources Corp.	20,315	[b]	786,190
NiSource Inc.	2,400		60,456
Portland General Electric Co.	12,960		563,242
PPL Corp.	3,685		93,415
Spire Inc.	3,180		198,209

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Utilities - 3.9% (continued)
UGI Corp.		8,570		277,068
				5,047,234
Total Common Stocks (cost $138,835,249)				127,757,413
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $777,318)	3.03	777,318	[d]	777,318

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $956,133)	3.03	956,133	[d]	956,133
Total Investments (cost $140,568,700)		100.8%		129,490,864
Liabilities, Less Cash and Receivables		(.8%)		(970,365)
Net Assets		100.0%		128,520,499

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2022, the value of the fund’s securities on loan was $4,980,561 and the value of the collateral was $5,198,332, consisting of cash collateral of $956,133 and U.S. Government & Agency securities valued at $4,242,199. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, MidCap Stock Portfolio

September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	127,757,413	-	-	127,757,413
Investment Companies	1,733,451	-	-	1,733,451

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Board has designated the Adviser, as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2A-5.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded.

Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment

Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2022, accumulated net unrealized depreciation on investments was $11,077,836, consisting of $10,074,307 gross unrealized appreciation and $21,152,143 gross unrealized depreciation.

At September 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.